Capital Stock and Long-term Retention Plan - Stock awards (Details) - Long-Term Retention Plan EquityInstruments in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019 EquityInstruments MXN ($) $ / shares	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments $ / shares	Dec. 31, 2017 EquityInstruments $ / shares	Dec. 31, 2016 EquityInstruments	Dec. 31, 2015 EquityInstruments
CPOs or CPOs Equivalent
Paid by employees (in CPOs) | $	(4,745.3)
Forfeited (in CPOs) | $	(9,490.5)
Weighted-Average Exercise Price
Weighted-average remaining contractual life of the awards		1 year 8 months 12 days	1 year 3 months 11 days
CPOs
CPOs or CPOs Equivalent
Outstanding at beginning of year (in CPOs) | EquityInstruments		179,051	157,915
Conditionally sold (in CPOs) | EquityInstruments		72,558	32,500	37,000	39,000	39,000
Paid by employees (in CPOs) | EquityInstruments		(3,107)	(6,897)
Forfeited (in CPOs) | EquityInstruments		(5,030)	(4,467)
Outstanding at end of year (in CPOs) | EquityInstruments	243,472	243,472	179,051	157,915
To be paid by employees at end of year (in CPOs) | EquityInstruments	110,828	110,828	81,631
Weighted-Average Exercise Price
Outstanding at beginning of year (in pesos per CPO) | $ / shares		$ 75.77	$ 79.75
Conditionally sold | $ / shares		38.50	52.05
Paid by employees (in pesos per CPO) | $ / shares		33.75	41.09
Forfeited (in pesos per CPO) | $ / shares		73.20	79.38
Outstanding at end of year (in pesos per CPO) | $ / shares	$ 65.19	65.19	75.77	$ 79.75
To be paid by employees at end of year (in pesos per CPO) | $ / shares	$ 81.26	$ 81.26	$ 78.48